SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per ordinary share (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A common stock
Numerator:
Allocation of net income (loss)	$ 5,958,346	$ (834,075)	$ 5,747,977	$ (10,053,618)	$ (7,350,686)	$ 4,677,202
Denominator:
Weighted average shares outstanding of ordinary shares, basic	8,202,277	23,000,000	9,928,678	23,000,000	16,353,211	23,000,000
Weighted average shares outstanding of ordinary shares, diluted	8,202,277	23,000,000	9,928,678	23,000,000	16,353,211	23,000,000
Basic net income (loss) per ordinary share	$ 0.73	$ (0.04)	$ 0.58	$ (0.44)	$ (0.42)	$ 0.20
Diluted net income (loss) per ordinary share	$ 0.73	$ (0.04)	$ 0.58	$ (0.44)	$ (0.42)	$ 0.20
Class B common stock
Numerator:
Allocation of net income (loss)	$ 4,176,949	$ (208,519)	$ 3,328,828	$ (2,513,405)	$ (1,837,671)	$ 1,169,301
Denominator:
Weighted average shares outstanding of ordinary shares, basic	5,750,000	5,750,000	5,750,000	5,750,000	5,529,817	5,750,000
Weighted average shares outstanding of ordinary shares, diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,529,817	5,750,000
Basic net income (loss) per ordinary share	$ 0.73	$ (0.04)	$ 0.58	$ (0.44)	$ (0.42)	$ 0.20
Diluted net income (loss) per ordinary share	$ 0.73	$ (0.04)	$ 0.58	$ (0.44)	$ (0.42)	$ 0.20